FAIR VALUE MEASUREMENTS - Fair Value Liabilities with Unobservable Inputs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period	$ (7,260)	$ (10,698)
Additions	(2,907)	(944)
Payments of contingent consideration	2,909	5,031
Remeasurement gain	14	(1,036)	$ (519)
Foreign exchange impact	431	387
Balance at end of period	$ (6,813)	$ (7,260)	$ (10,698)